Segment Reporting (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Assets	$ 60,068	$ 64,494
Liabilities	38,663	50,706
Argentina - Cap Oeste
IfrsStatementLineItems [Line Items]
Assets	14,585	16,081
Liabilities	1,880	2,629
Argentina - Lomada
IfrsStatementLineItems [Line Items]
Assets	4,616	4,267
Liabilities	3,808	1,979
Argentina - Calcatreu
IfrsStatementLineItems [Line Items]
Assets	15,343	18,036
Liabilities	490	1,591
Argentina - Martha & La Josefina
IfrsStatementLineItems [Line Items]
Assets	12,704	14,220
Liabilities	2,298	8,466
Argentina and Chile
IfrsStatementLineItems [Line Items]
Assets	8,553	7,308
Liabilities	5,355	5,977
United Kingdom
IfrsStatementLineItems [Line Items]
Assets	122	176
Liabilities	15,678	20,240
North America
IfrsStatementLineItems [Line Items]
Assets	4,145	4,406
Liabilities	$ 9,154	$ 9,824